WARRANTS (Tables)	12 Months Ended
Dec. 31, 2025
WARRANTS
Schedule of warrants

		Warrants
		issued as part of
Number of Warrants		convertible debt
January 1, 2024	Balance	979,048
December 31, 2024	Balance	979,048

January 1, 2025	Balance	979,048
December 31, 2025	Balance	979,048

Schedule of assumptions used to measure fair value of warrants

Warrants
issued as part of
convertible debt
Number of shares	1
Number of Warrants	—
Exercise price of unit (CAD)	9.28